Derivative Financial Asset - Schedule of Derivative Financial Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Derivative Financial Asset [Line Items]
Derivative Asset, Current	$ 0	$ 185,069	$ 124,404	$ 132,080
Upside Participation and Profit Distribution Agreements [Member]
Derivative Financial Asset [Line Items]
Derivative Asset, Current	0	167,388	124,404
Future Settlement Contract [Member]
Derivative Financial Asset [Line Items]
Derivative Asset, Current	$ 0	$ 17,681	$ 0